Long Term Notes Payable (Details) (USD $)	6 Months Ended									9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Oct. 14, 2013	Aug. 14, 2013	Feb. 22, 2013		Oct. 08, 2012	Oct. 05, 2012		Dec. 31, 2012 Common Stock
Promissory note			$ 75,000				$ 75,000	$ 200,000
Issuance of common stock in connection with notes payable on October 5, 2012 - Shares										400,000
Issuance of common stock in connection with notes payable on October 8, 2012 - Shares										300,000
Aggregate amount allocated to the value of the common stock	6,863	6,863
Remaining discount amounted		4,093
Promissory Note Rate Of Interest			0.00%	0.00%				0.00%
Proceeds from Promissory Note			75,000		50,000	[1]	75,000	150,000	[1]
Shares Issued For Inducement Of Loan							300,000	400,000
Interest Expense, Long-term Debt	3,886
Remaining discount amount	$ 2,977

[1]	The note has an interest rate of 0% per annum and is due 50% two years from the date of issue, and 50% three years from the date of issue